Description of Business	12 Months Ended
Apr. 30, 2023
Description Of Business [Abstract]
Description of Business
1.	Description of Business
Pixie Dust Technologies, Inc. (the “Company”) was incorporated in Japan in May 2017. Since its inception, the Company has conducted research, technology development, and business development based on research created through industry-academic collaborations. Additionally, the Company builds mechanisms for continuous social implementation in response to the issues and needs that exist in society.
The core technology of the Company is “wave control technology” that has the potential for a variety of applications, including technologies to enhance personal care and quality of life, and for sensing and controlling space. The Company continuously performs research and development activities, and then manufactures and/or sells the products resulting from that research and development.
The Company’s fiscal
year-end
is April 30. The Company is headquartered in Japan. For the years ended April 30, 2021, 2022 and 2023, there are no subsidiaries to be consolidated for the Company.